As filed with the Securities and Exchange Commission on November 27, 2007

                                                             File No. 333-144551

                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549
                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Pre-Effective Amendment No. _______
                         Post-Effective Amendment No. 1
                        (Check appropriate box or boxes)

                        PIONEER VARIABLE CONTRACTS TRUST
               (Exact Name of Registrant as Specified in Charter)

                                 (617) 742-7825
                        (Area Code and Telephone Number)

                  60 State Street, Boston, Massachusetts 02109
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                            Dorothy E. Bourassa, Esq.
                   Secretary, Pioneer Variable Contracts Trust
                                 60 State Street
                           Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

Copies to:      Christopher P. Harvey, Esq.
                Wilmer Cutler Pickering Hale and Dorr LLP
                60 State Street
                Boston, Massachusetts 02109

It is proposed that this Registration Statement will become effective immediately, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

There have been no changes to the Registrant's definitive proxy statement / prospectus or statement of additional information filed with the Securities and Exchange Commission pursuant to Rule 497 under the 1933 Act on August 31, 2007 (Accession No. 0001145443-07-002828), which are incorporated by reference herein. The sole purpose of this filing is to file the final executed versions of the legal and consent opinions as to tax matters as exhibits after the consummation of the reorganizations as stated as an undertaking in Item 17(3) to the initial N-14 as filed with the Securities and Exchange Commission on July 13, 2007 (Accession No. 0001145443-07-002120). This filing also contains the final executed versions of the agreements and plans of reorganization which the Registrant is hereby filing on a voluntary basis.

                                     PART C

                                OTHER INFORMATION
                        PIONEER VARIABLE CONTRACTS TRUST

ITEM 15.  INDEMNIFICATION

No change from the information set forth in Item 25 of the most recently filed Registration Statement of Pioneer Variable Contracts Trust (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 033-84546 and 811-08786), as filed with the Securities and Exchange Commission on April 27, 2007 (Accession No. 0000930709-07-000038), which information is incorporated herein by reference.

ITEM 16.  EXHIBITS

(1)(a)      Amended Agreement and Declaration of Trust               (1)
(1)(b)      Amended Certificate of Trust                             (1)
(1)(c)      Amendments to Amended Agreement and Declaration of       (2)(3)(4)(5)
            Trust                                                    (6)(7)(9)(10)
                                                                     (11)(12)(13)
                                                                     (14)(15)(20)
(2)         Amended and Restated By-Laws                             (21)
(3)         Not applicable
(4)         Agreements and Plans of Reorganization                   (*)
(5)         Reference is made to Exhibits (1) and (2) hereof
(6)(a)      Management Contract - Pioneer Fund VCT Portfolio         (8)
(6)(b)      Management Contract - Pioneer Bond VCT Portfolio         (16)
(6)(c)      Expense Limitation Agreement                             (24)
(7)         Underwriting Agreement with Pioneer Funds Distributor,   (8)
            Inc.
(8)         Not applicable
(9)(a)      Custodian Agreement between the Registrant and Brown     (20)
            Brothers Harriman & Co.
(9)(b)      Amended Appendix A to Custodian Agreement                (22)
(10)(a)     Distribution Plan relating to Class II Shares            (18)
(10)(b)     Multiple Class Plan Pursuant to Rule 18f-3               (18)
(11)        Opinion of Counsel (legality of securities being         (24)
            offered)
(12)        Opinions as to tax matters and consent                   (*)
(13)(a)     Investment Company Service Agreement between the         (20)
            Registrant and Pioneer Investment Management
            Shareholder Services, Inc.
(13)(b)     Amended Appendix A to Investment Company Service         (23)
            Agreement
(13)(c)     Amended and Restated Administration Agreement between    (23)
            the Registrant and Pioneer Investment Management, Inc.
(13)(d)     Amended Exhibit No. 1 to Amended and Restated            (23)
            Administration Agreement
(14)        Consent of Independent Registered Public Accounting      (24)
            Firm
(15)        Not applicable
(16)        Power of Attorney                                        (24)
(17)(a)     Code of Ethics - Pioneer Investment Management, Inc.     (20)
(17)(b)     Code of Ethics - Pioneer Funds                           (20)

(17)(c)     Code of Ethics - Pioneer Funds Distributor, Inc.         (20)
(17)(d)     Form of Proxy Cards                                      (24)

(1) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the Securities and Exchange Commission (the "SEC") on August 8, 1995 (Accession No. 0000930709-95-000005).

(2) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on August 18, 1997 (Accession No. 0000930709-97-000011).

(3) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on July 16, 1998 (Accession No. 0000930709-98-000013).

(4) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on June 4, 1999 (Accession No. 0000930709-99-000016).

(5) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on January 12, 2000 (Accession No. 0000930709-00-000002).

(6) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on July 6, 2000 (Accession No. 0000930709-00-000018).

(7) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on January 18, 2001(Accession No. 0001016964-01-000006).

(8) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on April 26, 2001 (Accession No. 0001016964-01-500006).

(9) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on October 22, 2001 (Accession No. 0000930709-01-500036).

(10) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on May 1, 2002 (Accession No. 0001016964-02-000111).

(11) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on

     February 18, 2003 (Accession No. 0001016964-03-000044).

(12) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on November 18, 2003 (Accession No. 0001016964-03-000241).

(13) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on April 29, 2004 (Accession No. 0001016964-04-000122).

(14) Previously filed. Incorporated herein by reference from the exhibits filed in the Registrant's Registration Statement on Form N-14 (File No. 333-118431) as filed with the SEC on August 20, 2004 (Accession No. 0001145443-04-001270).

(15) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on February 4, 2005 (Accession No. 0001016964-05-000048).

(16) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on April 13, 2005 (Accession No. 0001016964-05-000141).

(17) Previously filed. Incorporated by reference from the exhibits filed with the Registrant's Registration Statement on Form N-14 (File No. 333-126665), as filed with the SEC on July 17, 2005 (Accession No.
     0001145443-05-001556).

(18) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on October 20, 2005 (Accession No. 0000930709-05-000027).

(19) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on March 1, 2006 (Accession No. 0000930709-06-000015).

(20) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on April 27, 2006 (Accession No. 0000930709-06-000040).

(21) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on December 13, 2006 (Accession No. 0000930709-06-000106).

(22) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-137701), as filed with the SEC on March 6, 2007 (Accession No. 0000930709-07-000019).

(23) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on April 27, 2007 (Accession No. 0000930709-07-000038).

(24) Previously filed. Incorporated by references from the exhibits filed with the Registrant's Registration Statement on Form N-14 (File No. 333-144551), as filed with the SEC on July 13, 2007 (Accession No.
     0001145443-07-002120).

(*)  Filed herewith.

ITEM 17.  UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 27th day of November, 2007.

                                        PIONEER VARIABLE CONTRACTS TRUST

                                        By:  /s/ Daniel K. Kingsbury
                                             Daniel K. Kingsbury
                                             Executive Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title

John F. Cogan, Jr.*            Chairman of the Board and President
John F. Cogan, Jr.             (Principal Executive Officer)

Vincent Nave*                  Chief Financial Officer and Treasurer
Vincent Nave                   (Principal Financial and Accounting Officer)

Trustees:

David R. Bock*
David R. Bock

Mary K. Bush*
Mary K. Bush

John F. Cogan, Jr.*
John F. Cogan, Jr.

Margaret B. W. Graham*
Margaret B. W. Graham

Thomas J. Perna*
Thomas J. Perna

Marguerite A. Piret*
Marguerite A. Piret

John Winthrop*
John Winthrop

*By:  /s/ Daniel K. Kingsbury           Dated: November 27, 2007
      Attorney-in-Fact

                                  EXHIBIT INDEX

The following exhibits are filed as part of this Registration Statement:

Exhibit No.            Description
(4)                    Agreements and Plans of Reorganization

(12)                   Opinions as to tax matters and consent